Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity

Note 11 - Equity

Common Stock – The Successor has 100,000,000 shares of Common Stock, par value $0.001 authorized and has issued 14,761,925 shares and 13,110,000 shares of its common stock as of December 31, 2025 and 2024. The changes to equity in the current period include:

●	7,600,000 issued at par value pursuant to Founders Stock Subscription Agreements dated March 15, 2024, and valued at par value of $0.001.
●	2,110,000 issued at $1.00, the per share purchase price pursuant to private placements dated April to June 2024.
●	2,500,000 shares and 500,000 shares were issued at $1.00 per share pursuant to an Amended and Restated License Agreement dated July 22, 2024. The shares were recorded based on the most recent arm’s-length sale price of $1.00 per share.

●	400,000 shares were issued in 2024 under a service agreement dated March 2024 (as amended September 30, 2024).
●	625,000 shares issued for advisory services including 200,000 shares for investor relations services with a fair market value of $1.91 per share, 200,000 shares for financial advisory services with a fair market value of $2.00 per share and 225,000 shares for advisory services with a fair market value of $1.00 per share. The total amount recorded in stockholder’s equity for these transactions was $1,007,000.
●	1,925 issued at $4.00 per share and sold to outside investors at the expected price of the public offering. The Company has a receivable of $800 for the purchase of 200 of these shares issued and has a cash payment of $6,800 as of December 31, 2025 for the purchase of 1,725 of these shares issued. The total amount recorded in stockholder’s equity for these transactions was $6,800.
●	On November 14, 2025, the Company completed its initial public offering of 1,000,000 shares of common stock at a public offering price of $4.00 per share, generating gross proceeds of $4,000,000. Total offering costs were $764,308, consisting primarily of underwriting fees, legal fees, accounting fees, and other offering-related expenses. Net proceeds to the Company were approximately $3,235,692 after deducting underwriting discounts, commissions, and other offering expenses.
●	25,000 shares were issued for consulting services in connection with the convertible promissory note with Greetree (Note 7), with a fair market value of $1.75 per share as of December 31, 2025. The total amount recorded in stockholder’s equity for this transaction was $43,750.

Preferred Stock – The Successor has 1,000,000 shares of preferred stock, par value $0.001 authorized and there were no preferred shares issued and outstanding as of December 31, 2025 and 2024.

Common Stock Payable – The Company entered into consulting agreements under which it committed to issue shares of common stock for services rendered. As of December 31, 2025, certain shares had been earned but not yet issued and are presented as common stock payable.

The Company entered into two consulting agreements:

●	Under the first agreement, 30,000 shares were committed with a total fair value of $60,000. These shares were issued on March 24, 2026.
●	Under the second agreement, 300,000 shares were committed with a total fair value of $258,780. As of December 31, 2025, 26,667 shares had vested, and the Company recognized $23,003 of stock-based compensation expense.

Warrants – In April 2024, the Company issued 2,110,000 warrants to purchase common stock at a price of $3.00 per share, expiring on April 15, 2029. The warrants are only settled in shares with no cash option and were issued as part of the private placement.

During the year ended December 31, 2025, the Company issued an additional 230,000 warrants in connection with financing arrangements, consisting of:

●	200,000 warrants issued to Greentree Financial Group Inc. on August 6, 2025, with an exercise price of $4.00 per share and a term of five years. The warrants were valued at $155,154 with a relative fair value of $74,267 recorded as a discount on the convertible note and additional paid in capital; and
●	30,000 warrants issued to D. Boral Capital LLC on November 14, 2025, with an exercise price of $4.00 per share and a term of five years. The warrants were valued at $10,260 and netted with additional paid in capital as offering costs on the IPO.

As of December 31, 2025, the Company had a total of 2,340,000 warrants outstanding, with a weighted average price of $3.10 and intrinsic value of $0.

The fair value of the warrants using the Black-Scholes Model with the following variables:

●	Stock Price - $1.00- $1.75
●	Exercise Price - $4.00
●	Volatility – 72.30% - 74.18%
●	Term –5 years
●	Risk Free Rate of Return – 3.74% - 3.77%

Stock Options – During the year ended December 31, 2025, the Company granted an aggregate of 175,000 stock options to directors. The options have exercise prices ranging from $1.13 to $1.24 per share, with a weighted-average exercise price of approximately $1.19 per share, and a contractual term of five years.

The total grant-date fair value of the options issued during 2025 was approximately $103,348. The Company recognized stock-based compensation expense of $51,225 related to these grants during the year ended December 31, 2025. The remaining unamortized compensation expense of approximately $52,123 will be recognized over the remaining vesting period.

As of December 31, 2025, the Company had 175,000 stock options outstanding and exercisable, with a weighted-average exercise price of approximately $1.19 per share and a weighted-average remaining contractual life of approximately 5 years, and an intrinsic value of $0.

The fair value of the stock options using the Black-Scholes Model with the following variables. The expected term is calculated using a simplified method for plain vanilla options:

●	Stock Price - $1.13
●	Exercise Price - $1.13- $1.243
●	Volatility – 84.77% - 86.71%
●	Expected Term – 2.5 – 2.75 years
●	Risk Free Rate of Return – 3.54% - 3.55%

Restricted Stock Units – During the year ended December 31, 2025, the Company granted an aggregate of 822,592 restricted stock units (“RSUs”) to employees and service providers. The RSUs were granted at a fair value of $1.13 per share and vest over periods through December 2026.

The total grant-date fair value of the RSUs issued during 2025 was approximately $929,529. The Company recognized stock-based compensation expense of $97,422 related to these RSUs during the year ended December 31, 2025. The remaining unrecognized compensation expense of approximately $832,107 will be recognized over the remaining vesting period. As of December 31, 2025, the Company had 822,592 RSUs outstanding.

Capital Contribution from Related Party – During the year ended December 31, 2025, the Company recognized $78,980 as a capital contribution to additional paid in capital related to the forgiveness of amounts previously payable to a related party. As of December 31, 2025, no amounts remained outstanding.